Significant accounting judgements, estimates and assumptions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
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Capitation revenue	$ 26,038	$ 0
Development costs	$ 43,027	$ 36,036